BALANCE SHEETS (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Current assets
Cash	$ 2,775,735	$ 1,250,279	$ 125,274
Accounts receivable	15,226	95,177	208,781
Deferred financing costs	131,489	83,191	863
Prepaid expenses and other current assets	46,754	50,699	29,602
Total current assets	2,969,204	1,479,346	364,520
Property and equipment, net	63,138	84,279	145
Patents and patents pending, net	105,616	112,489	121,653
Deposits	18,537	18,988	10,376
Total assets	3,156,495	1,695,102	496,694
Current liabilities
Accounts payable	324,337	517,651	822,832
Accrued expenses	440,419	1,855,374	1,804,985
Due to related parties	810,381	839,070	736,070
Notes payable	22,500	390,000	321,381
Convertible notes payable, current portion	0	1,367,655	2,367,631
Derivative liabilities	0	10,679,067	3,588,239
Total current liabilities	1,597,637	15,648,817	9,641,138
Noncurrent liabilities
Convertible notes payable, noncurrent portion	264,252	776,451	0
Total noncurrent liabilities	264,252	776,451	0
Total liabilities	1,861,889	16,425,268	9,641,138
Commitments and Contingencies (Note 13)
Stockholders' Deficit
Common stock	6,552	4,497	3,473
Additional paid-in capital	81,953,468	59,879,624	52,327,408
Accumulated deficit	(80,743,001)	(74,832,557)	(61,475,325)
Total Aethlon Medical, Inc. stockholders' equity (deficit) before noncontrolling interests	1,217,019	(14,948,436)	(9,144,444)
Noncontrolling interests	77,587	218,270	0
Total equity (deficit)	1,294,606	(14,730,166)	(9,144,444)
Total liabilities and deficit	$ 3,156,495	$ 1,695,102	$ 496,694